Long-Term Debt - Schedule of Applicable Margin for LIBOR Rate Loans Depending on the Utilization Level (Detail) - 2017 Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Commitment Fee		0.50%
Level I
Line of Credit Facility [Line Items]
Commitment Fee	0.375%	0.50%
Level II
Line of Credit Facility [Line Items]
Commitment Fee	0.375%	0.50%
Level III
Line of Credit Facility [Line Items]
Commitment Fee	0.50%	0.50%
Level IV
Line of Credit Facility [Line Items]
Commitment Fee	0.50%	0.50%
Level V
Line of Credit Facility [Line Items]
Commitment Fee	0.50%	0.50%
LIBOR Margin | Level I
Line of Credit Facility [Line Items]
Line of credit Margin	2.00%	2.25%
LIBOR Margin | Level II
Line of Credit Facility [Line Items]
Line of credit Margin	2.25%	2.50%
LIBOR Margin | Level III
Line of Credit Facility [Line Items]
Line of credit Margin	2.50%	2.75%
LIBOR Margin | Level IV
Line of Credit Facility [Line Items]
Line of credit Margin	2.75%	3.00%
LIBOR Margin | Level V
Line of Credit Facility [Line Items]
Line of credit Margin	3.00%	3.25%
Applicable Margin | Level I
Line of Credit Facility [Line Items]
Line of credit Margin	1.00%	1.25%
Applicable Margin | Level II
Line of Credit Facility [Line Items]
Line of credit Margin	1.25%	1.50%
Applicable Margin | Level III
Line of Credit Facility [Line Items]
Line of credit Margin	1.50%	1.75%
Applicable Margin | Level IV
Line of Credit Facility [Line Items]
Line of credit Margin	1.75%	2.00%
Applicable Margin | Level V
Line of Credit Facility [Line Items]
Line of credit Margin	2.00%	2.25%